Revenue and Segment Information (Details) - Schedule of Information by Operating Segment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Revenues from sales of product	$ 24,122	$ 24,306
Cost of sales:
Cost of sales	11,338	11,656
Segment results:
Gross profit	12,784	12,650
Sales of Primarily-Processed Teas [Member]
Revenues:
Revenues from sales of product	23,683	24,290
Sales of Refined Teas [Member]
Revenues:
Revenues from sales of product	439	16
Sales of Primarily-Processed Teas One [Member]
Cost of sales:
Cost of sales	11,269	11,653
Sales of Refined Teas One [Member]
Cost of sales:
Cost of sales	69	3
Sales of Primarily-Processed Teas Two [Member]
Segment results:
Gross profit	12,414	12,637
Sales of Refined Teas Two [Member]
Segment results:
Gross profit	$ 370	$ 13